Disclosure of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Feb. 09, 2015
Statement [Line Items]
Borrowings, interest rate			6.50%	5.75%
Convertible debentures	$ 47,625	$ 52,500
Warrant liability	44	1,066
Level 1 [Member]
Statement [Line Items]
Investment in Fortune Bay	$ 910	1,160
Borrowings, interest rate	5.75%
Convertible debentures	$ 47,625	52,500
Warrant liability	$ 44	$ 1,066